[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”)

                                             File No. 033-16905

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Dividend Value Fund, Nuveen Equity Index Fund, Nuveen International Fund, Nuveen International Select Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Large Cap Value Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Index Fund, Nuveen Mid Cap Select Fund, Nuveen Mid Cap Value Fund, Nuveen Quantitative Enhanced Core Equity Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Index Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund, Nuveen Tactical Market Opportunities Fund, Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 127, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 29, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

      Morrison C. Warren